Exception Grades
Run Date - 3/XX/2025 1:05:39 PM
Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
9079585538	XXX	XXX		XXX	XXX	5/XX/2023 3:48:42 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 04/XX/2023 with an expected received date of 04/XX/2023, which is not at least 3 business days prior to closing on 04/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.								2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	UT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9079585538	XXX	XXX		XXX	XXX	5/XX/2023 3:48:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2023, Most Recent Tax Return End Date 12/XX/2021, Tax Return Due Date 03/XX/2023. (XXX XXX/S-Corp)	Borrower was qualified with self-employed income which was verified with the 2021 and 2020 business tax returns. Subject loan closed on 04/XX/2023 which is after the IRS business tax return filing deadline of 03/XX/2023. File is missing the 2022 business tax return, or the 2022 business tax return extension.				Buyer Comment (2023/XX/XX): .			5/XX/2023 9:42:19 AM	2	B	B	B	B	B	B	B	B	B	B	4/XX/2023	UT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9079585538	XXX	XXX		XXX	XXX	5/XX/2023 3:48:42 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.									2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	UT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9101793233	XXX	XXX		XXX	XXX	5/XX/2023 3:19:47 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX Paystubs, W-2	The co-borrower's most recent paystub is illegible and 2022 W-2 is not documented in the file. Upon receipt of the legible paystub and 2022 W-2, additional conditions may apply.				Reviewer Comment (2023/XX/XX): Borrower started the current job on 03/XX/2023. Received the current paystub dated 03/XX/2023. The 2022 W-2 does not apply. Buyer Comment (2023/XX/09): 8/9: see the attached paystub and VOI which is allowed to document prior years earning history.	8/XX/2023 5:22:58 PM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2023	PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9101793233	XXX	XXX		XXX	XXX	5/XX/2023 3:19:47 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2023/XX/10): Per SitusAMC's compliance department, odd days interest has been excluded from the finance charge calculation as requested by the client, which cleared this exception. Reviewer Comment (2023/XX/10): This Level EV3-C exception was waived by the client and the exception remained an EV3-C. Odd days interest has been excluded, which cleared this exception. Buyer Comment (2023/XX/08): .	8/XX/2023 5:23:54 PM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2023	PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9101793233	XXX	XXX		XXX	XXX	5/XX/2023 3:19:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing co-borrower income documentation, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2023/XX/10): Borrower started the current job on 03/XX/2023. Received the current paystub dated 03/XX/2023. The 2022 W-2 does not apply. Buyer Comment (2023/XX/09): 8/9: see the attached paystub and VOI which is allowed to document prior years earning history.	8/XX/2023 5:23:54 PM			1	B	A	C	A	B	A	C	A	B	A	4/XX/2023	PA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9101793233	XXX	XXX		XXX	XXX	5/XX/2023 3:19:47 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)	The co-borrower's most recent paystub is illegible and 2022 W-2 is not documented in the file. Upon receipt of the legible paystub and 2022 W-2, additional conditions may apply.				Reviewer Comment (2023/XX/10): Borrower started the current job on 03/XX/2023. Received the current paystub dated 03/XX/2023. The 2022 W-2 does not apply. Buyer Comment (2023/XX/09): 8/9: see the attached paystub and VOI which is allowed to document prior years earning history.	8/XX/2023 5:23:54 PM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2023	PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9101793233	XXX	XXX		XXX	XXX	5/XX/2023 3:19:47 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 04/XX/2023 with an expected received date of 04/XX/2023, which is not at least 3 business days prior to closing on 04/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Reviewer Comment (2023/XX/10): Per SitusAMC's compliance department, odd days interest has been excluded from the finance charge calculation as requested by the client, which cleared this exception. Reviewer Comment (2023/XX/10): This Level EV3-C exception was waived by the client and the exception remained an EV3-C. Odd days interest has been excluded, which cleared this exception. Buyer Comment (2023/XX/08): .	8/XX/2023 5:23:54 PM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2023	PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9006404926	XXX	XXX		XXX	XXX	5/XX/2023 5:35:13 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Buyer Comment (2023/XX/08): .			8/XX/2023 3:24:37 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	MI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9006404926	XXX	XXX		XXX	XXX	5/XX/2023 5:35:13 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 04/XX/2023 with an expected received date of 04/XX/2023, which is not at least 3 business days prior to closing on 04/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Buyer Comment (2023/XX/08): .			8/XX/2023 3:24:45 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	MI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9220365999	XXX	XXX		XXX	XXX	5/XX/2023 4:58:27 PM	Credit	Title	Lien	Title	Missing note/terms on senior lien. Subject loan is in second position.		The subject loan closed as a 2nd Mortgage. However, there is no existing 1st mortgage based on documentation provided in file.								3	C	C	C	C	C	C	C	C	C	C	5/XX/2023	FL	Second Home	Refinance - Cash-out - Other		C	C	C	C	C	C	A	A	Higher Priced QM (APOR)	QM (APOR) Fail	No
9220365999	XXX	XXX		XXX	XXX	5/XX/2023 4:58:27 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing 1st lien documentation.								3	B	B	C	C	B	B	C	C	B	B	5/XX/2023	FL	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	C	C	C	C	A	A	Higher Priced QM (APOR)	QM (APOR) Fail	No
9220365999	XXX	XXX		XXX	XXX	5/XX/2023 4:58:27 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Simultaneous Loan	General QM: Simultaneous loan payment was not considered in loan qualification. (1)	The subject loan closed as a 2nd Mortgage. However, there is no existing 1st mortgage based on documentation provided in file.								3	C	C	C	C	C	C	C	C	C	C	5/XX/2023	FL	Second Home	Refinance - Cash-out - Other		C	C	C	C	C	C	A	A	Higher Priced QM (APOR)	QM (APOR) Fail	No
9257061466	XXX	XXX		XXX	XXX	5/XX/2023 5:06:36 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 04/XX/2023 with an expected received date of 04/XX/2023, which is not at least 3 business days prior to closing on 04/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Buyer Comment (2023/XX/08): .			8/XX/2023 3:26:03 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	CT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9257061466	XXX	XXX		XXX	XXX	5/XX/2023 5:06:36 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Buyer Comment (2023/XX/08): .			8/XX/2023 3:25:58 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	CT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9120218155	XXX	XXX		XXX	XXX	5/XX/2023 12:58:14 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 04/XX/2023 with an expected received date of 05/XX/2023, which is not at least 3 business days prior to closing on 05/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Buyer Comment (2023/XX/08): .			8/XX/2023 3:27:36 PM	2	C	B	C	B	C	B	C	B	C	B	5/XX/2023	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9120218155	XXX	XXX		XXX	XXX	5/XX/2023 12:58:14 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Buyer Comment (2023/XX/08): .			8/XX/2023 3:27:30 PM	2	C	B	C	B	C	B	C	B	C	B	5/XX/2023	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
8975180684	XXX	XXX		XXX	XXX	8/XX/2023 3:12:33 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Buyer Comment (2023/XX/14): Seller acknowledges exception, no change to grading.			8/XX/2023 2:19:25 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	ID	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
8975180684	XXX	XXX		XXX	XXX	8/XX/2023 3:12:33 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2023)	Subject loan has tested as a Federal Higher-Priced Mortgage Loan. Borrower was provided a copy of the appraisal on 03/XX/2023 with an expected received date of 04/XX/2023, which is not at least 3 business days prior to closing on 04/XX/2023. File is missing evidence of actual receipt by the borrower as required under the TILA HPML Appraisal Rule.				Buyer Comment (2023/XX/14): Seller acknowledges exception, no change to grading.			8/XX/2023 2:19:33 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	ID	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9114192714	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Subject loan has tested as a Maryland Higher-Priced Mortgage Loan. File is missing the written disclosure of non-higher priced loans that are available and for which the borrower may qualify.				Buyer Comment (2023/XX/14): Seller acknowledges the exception, no change to grading			8/XX/2023 12:39:42 PM	2	B	B	B	B	B	B	B	B	B	B	4/XX/2023	MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9114192714	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Loan.					Buyer Comment (2023/XX/14): Seller acknowledges the exception, no change to grading			8/XX/2023 12:39:55 PM	2	B	B	B	B	B	B	B	B	B	B	4/XX/2023	MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9114192714	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	Escrow Responsibility for payment of taxes and insurance was provided to the borrower on 04/XX/2023 and was within 10 business days of application.				Reviewer Comment (2023/XX/11): Disclosure was signed the same day as the initial 1003. Disclosure timing requirements met.	8/XX/2023 4:37:05 PM			1	B	A	B	A	B	A	B	A	B	A	4/XX/2023	MD	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9039198145	XXX	XXX		XXX	XXX	8/XX/2023 7:35:16 PM	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		File is missing the Flood Insurance Policy to verify sufficient coverage and the annual premium. Upon receipt of the missing Flood Insurance Policy, additional conditions may apply.				Reviewer Comment (2023/XX/14): Flood insurance provided, exception cleared. Buyer Comment (2023/XX/11): Please see the attached flood policy	8/XX/2023 9:30:02 AM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2023	OR	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9129927852	XXX	XXX		XXX	XXX	8/XX/2023 3:12:33 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2023, prior to three (3) business days from transaction date of 04/XX/2023.	Right to Cancel was executed by the borrowers on 04/XX/2023 with a rescission expiration date of 04/XX/2023. Final Closing Disclosure disclosed a disbursement date of 04/XX/2023, which is prior to the expected expiration date of 04/XX/2023 and the eligible disbursement date of 04/XX/2023.				Reviewer Comment (2023/XX/22): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on 08/XX/2023) and Re-opened Rescission using the correct model form H-9. Buyer Comment (2023/XX/22): The ROR period has ended, please review to clear Reviewer Comment (2023/XX/16): Cure package received, borrower delivery confirmed as 8/XX/2023.This exception can be cured on or after 8/XX/2023 when the new rescission period has ended. Buyer Comment (2023/XX/15): Please see the attached for the new ROR package to the client		8/XX/2023 8:36:18 PM		2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	MT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9129927852	XXX	XXX		XXX	XXX	8/XX/2023 3:12:33 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel was executed by the borrowers on 04/XX/2023 with a rescission expiration date of 04/XX/2023. Final Closing Disclosure disclosed a disbursement date of 04/XX/2023, which is prior to the expected expiration date of 04/XX/2023 and the eligible disbursement date of 04/XX/2023.				Reviewer Comment (2023/XX/22): Received the Letter of Explanation, Proof of Delivery (per UPS Tracking, the package was delivered on 08/XX/2023) and Re-opened Rescission using the correct model form H-9. Buyer Comment (2023/XX/22): The ROR period has ended, please review to clear Reviewer Comment (2023/XX/16): Cure package received, borrower delivery confirmed as 8/XX/2023.This exception can be cured on or after 8/XX/2023 when the new rescission period has ended. Buyer Comment (2023/XX/15): Please see the attached for the new ROR package to the client		8/XX/2023 8:35:52 PM		2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	MT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
9111300334	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2023)	Verification of earlier borrower receipt of the appraisal was missing from the file.				Buyer Comment (2023/XX/16): . Reviewer Comment (2023/XX/15): Loan is an HPML, waiver cannot be utilized. We have the initial appraisal delivery, but the revised report also needs to be confirmed as delivered. Please provide evidence of the appraisal delivery for the revised report to clear. Buyer Comment (2023/XX/14): The borrower waived their right to receive the appraisal 3 days prior to close. Please see the attached delivery waiver.			8/XX/2023 11:29:17 AM	2	B	B	B	B	B	B	B	B	B	B	5/XX/2023	AK	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
9186176105	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.					Buyer Comment (2023/XX/14): This was previously disclosed and can be waived.			8/XX/2023 4:16:03 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	OH	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9186176105	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)	Verification of earlier borrower receipt of the appraisal was missing from the file.				Buyer Comment (2023/XX/14): This was previously disclosed and can be waived.			8/XX/2023 4:15:55 PM	2	C	B	C	B	C	B	C	B	C	B	4/XX/2023	OH	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
9064407855	XXX	XXX		XXX	XXX	8/XX/2023 5:01:48 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.
Reviewer Comment (2023/XX/15): Last Rate Set Date for this loan should be 5/XX/23. Based on this date, Loan Designation is accurate. Exception not valid.

Reviewer Comment (2023/XX/15): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.

Buyer Comment (2023/XX/14): After of the review of the loan file, it appears the calculation of the subject payment $(XXX) matches SAMC's. The discrepancy in the DTI is due to SAMC;s income calculation. SAMC is using $XXX when the gross monthly income should be $XXX as supported by the following calculation: $XXX pay rate x 26 pay periods/12 x 12 months client is paid per year/12= $XXX.

																		8/XX/2023 10:52:05 AM			1	B	A	C	A	B	A	C	A	B	A	6/XX/2023	NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	NoE29:AV33